Schedule II (Details) - USD ($) $ / shares in Units, $ in Thousands							3 Months Ended												12 Months Ended
		Feb. 24, 2023	Jan. 01, 2023		Jan. 01, 2022		Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022		Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020	Jan. 01, 2021	Dec. 31, 2019
Assets
Debt securities, available-for-sale	[1]						$ 42,489,000						$ 51,547,000						$ 42,489,000		$ 51,547,000
Cash and cash equivalents							4,298,000	[1]					2,623,000	[1]					4,298,000	[1]	2,623,000	[1]	$ 2,019,000
Accrued investment income	[1]						514,000						503,000						514,000		503,000
Deferred income taxes, net			$ 320,000		$ 1,716,000		320,000	[1]					1,716,000	[1]					320,000	[1]	1,716,000	[1]		$ 1,882,000
Other assets			944,000		933,000		944,000	[1]					933,000	[1]					944,000	[1]	933,000	[1]		1,181,000
Total assets			314,983,000		377,357,000		314,983,000	[1]					377,357,000	[1]					314,983,000	[1]	377,357,000	[1]		355,511,000
Liabilities
Long-term debt	[1]						2,635,000						2,649,000						2,635,000		2,649,000
Other liabilities	[1]						2,403,000						2,540,000						2,403,000		2,540,000
Total liabilities			305,605,000		369,036,000		305,605,000	[1]					369,036,000	[1]					305,605,000	[1]	369,036,000	[1]		348,576,000
Equity
Common stock, (i) at December 31, 2022, common stock (formerly known as the Class A Common Stock at December 31, 2021) 1,000,000,000 shares authorized, $0.01 par value per share and 82,690,098 shares issued and outstanding (ii) at December 31, 2021, Class A Common Stock 900,000,000 shares authorized, $0.01 par value per share and 88,046,833 shares issued and outstanding and Class B Common Stock 100,000,000 shares authorized, $0.01 par value per share and 638,861 shares issued and outstanding (See Note 24)	[1]						1,000						1,000						1,000		1,000
Additional paid-in capital	[1]						6,063,000						6,051,000						6,063,000		6,051,000
Treasury stock, at cost; 11,784,813 and 5,778,649 shares at December 31, 2022 and 2021, respectively	[1]						(443,000)						(211,000)						(443,000)		(211,000)
Accumulated other comprehensive income (loss)			(3,378,000)		1,360,000		(3,378,000)	[1]					1,360,000	[1]					(3,378,000)	[1]	1,360,000	[1]		3,436,000
Retained earnings (deficit)			6,403,000		440,000		6,403,000	[1]					440,000	[1]					6,403,000	[1]	440,000	[1]		(2,927,000)
Total equity			9,378,000		8,321,000		9,378,000	[1]					8,321,000	[1]					9,378,000	[1]	8,321,000	[1]	$ 9,923,000	6,935,000	$ 7,322,000
Total liabilities and equity			314,983,000		377,357,000		$ 314,983,000	[1]					$ 377,357,000	[1]					$ 314,983,000	[1]	$ 377,357,000	[1]		$ 355,511,000
Common stock, par value (in usd per share)							$ 0.01												$ 0.01
Common stock, outstanding (in shares)							82,690,098						88,685,694						82,690,098		88,685,694		94,464,343
Treasury stock (in shares)							11,784,813						5,778,649						11,784,813		5,778,649
Revenues
Net investment income							$ 739,000		$ 640,000	$ 692,000	$ 690,000		$ 856,000		$ 837,000	$ 801,000	$ 930,000		$ 2,761,000	[2]	$ 3,424,000	[2]	$ 2,818,000
Total revenues			9,863,000		6,360,000		(2,014,000)		2,962,000	6,694,000	2,221,000		1,277,000		2,419,000	1,706,000	958,000		9,863,000	[2]	6,360,000	[2]	3,546,000
Benefits and Expenses
Interest expense							40,000		29,000	24,000	20,000		18,000		6,000	7,000	6,000		113,000	[2]	37,000	[2]	88,000
Operating costs and other expenses							631,000		592,000	543,000	666,000		751,000		697,000	701,000	690,000		2,432,000	[2]	2,839,000	[2]	1,299,000
Total benefits and expenses			2,129,000		2,015,000		(471,000)		437,000	2,555,000	(392,000)		1,439,000		2,574,000	2,981,000	(4,979,000)		2,129,000	[2]	2,015,000	[2]	6,037,000
Pretax income (loss)							(1,543,000)		2,525,000	4,139,000	2,613,000		(162,000)		(155,000)	(1,275,000)	5,937,000		7,734,000	[2]	4,345,000	[2]	(2,491,000)
Income tax expense (benefit)			1,505,000		666,000		(385,000)		657,000	845,000	388,000		(97,000)		(99,000)	(253,000)	1,115,000		1,505,000	[2]	666,000	[2]	(854,000)
Net income (loss) attributable to Jackson Financial Inc.			6,186,000		3,417,000		(1,150,000)		1,879,000	3,263,000	2,194,000		(141,000)		(118,000)	(1,078,000)	4,754,000		6,186,000	[2]	3,417,000	[2]	(1,634,000)
Sales, maturities and repayments of:
Debt securities																			11,535,000	[3]	19,568,000	[3]	30,094,000
Purchases of:
Debt securities																			(11,606,000)	[3]	(14,733,000)	[3]	(28,400,000)
Net cash provided by (used in) investing activities																			(1,374,000)	[3]	(1,296,000)	[3]	(4,333,000)
Other investing activities																			(343,000)	[3]	(554,000)	[3]	334,000
Cash flows from operating activities:
Net income			6,186,000		3,417,000		(1,150,000)		1,879,000	3,263,000	2,194,000		(141,000)		(118,000)	(1,078,000)	4,754,000		6,186,000	[2]	3,417,000	[2]	(1,634,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Interest expense							40,000		$ 29,000	$ 24,000	20,000		18,000		$ 6,000	$ 7,000	6,000		113,000	[2]	37,000	[2]	88,000
Amortization of discount and premium on investments																			11,000	[3]	49,000	[3]	55,000
Other assets and liabilities, net			(832,000)		(581,000)														(832,000)	[3]	(581,000)	[3]	(441,000)
Net cash provided by (used in) operating activities			5,206,000		5,682,000														5,206,000	[3]	5,682,000	[3]	3,712,000
Cash flows from financing activities:
Net proceeds from issuance of senior notes																			750,000	[3]	1,593,000	[3]	0
Debt issuance costs																			(7,000)	[3]	(28,000)	[3]	0
Dividends on common stock																			(186,000)	[3]	(50,000)	[3]	0
Purchase of treasury stock																			(321,000)	[3]	(211,000)	[3]	0
Common stock issuance - Athene																			0	[3]	0	[3]	500,000
Net cash provided by (used in) financing activities																			(2,162,000)	[3]	(3,774,000)	[3]	705,000
Net increase (decrease) in cash, cash equivalents, and restricted cash																			1,670,000	[3]	612,000	[3]	84,000
Cash, cash equivalents, and restricted cash at beginning of period			4,301,000	[3]	2,631,000	[3]					2,631,000	[3]					2,019,000	[3]	2,631,000	[3]	2,019,000	[3]	1,935,000
Total cash, cash equivalents, and restricted cash at end of period	[3]						4,301,000						2,631,000						4,301,000		2,631,000		2,019,000
Non-cash financing transactions
Non-cash dividend equivalents on stock based awards							$ 13,000	[3]					$ 0	[3]					13,000	[3]	0	[3]	0
Non-cash debt restructuring transactions																			0	[3]	0	[3]	(2,350,000)
Shares issued in settlement of the debt restructuring																			$ 0	[3]	$ 0	[3]	2,350,000
Class A Common Stock
Equity
Common stock, authorized (in shares)							1,000,000,000						900,000,000						1,000,000,000		900,000,000
Common stock, par value (in usd per share)							$ 0.01						$ 0.01						$ 0.01		$ 0.01
Common stock, issued (in shares)							82,690,098						88,046,833						82,690,098		88,046,833
Common stock, outstanding (in shares)							82,690,098						88,046,833						82,690,098		88,046,833
Class B Common Stock
Equity
Common stock, authorized (in shares)													100,000,000								100,000,000
Common stock, par value (in usd per share)													$ 0.01								$ 0.01
Common stock, issued (in shares)													638,861								638,861
Common stock, outstanding (in shares)													638,861								638,861
Term loan due 2023 | Term loan
Liabilities
Long-term debt							$ 0						$ 751,000						$ 0		$ 751,000
Senior Notes | Senior Notes due 2023
Liabilities
Long-term debt							598,000						596,000						598,000		596,000
Senior Notes | Senior Notes due 2027
Liabilities
Long-term debt							397,000						0						397,000		0
Senior Notes | Senior Notes due 2031
Liabilities
Long-term debt							493,000						495,000						493,000		495,000
Senior Notes | Senior Notes due 2032
Liabilities
Long-term debt							347,000						0						347,000		0
Senior Notes | Senior Notes due 2051
Liabilities
Long-term debt							488,000						490,000						488,000		490,000
Parent Company
Assets
Debt securities, available-for-sale							450,000						0						450,000		0
Investment in subsidiaries							8,266,000						7,320,000						8,266,000		7,320,000
Cash and cash equivalents							226,000						604,000						226,000		604,000
Accrued investment income							1,000						0						1,000		0
Intercompany receivables							2,054,000						2,064,000						2,054,000		2,064,000
Deferred income taxes, net							0						2,000						0		2,000
Other assets							4,000						3,000						4,000		3,000
Total assets							11,001,000						9,993,000						11,001,000		9,993,000
Liabilities
Deferred income taxes, net							1,000						0						1,000		0
Intercompany payables							19,000						0						19,000		0
Other liabilities							12,000						20,000						12,000		20,000
Total liabilities							2,355,000						2,352,000						2,355,000		2,352,000
Equity
Common stock, (i) at December 31, 2022, common stock (formerly known as the Class A Common Stock at December 31, 2021) 1,000,000,000 shares authorized, $0.01 par value per share and 82,690,098 shares issued and outstanding (ii) at December 31, 2021, Class A Common Stock 900,000,000 shares authorized, $0.01 par value per share and 88,046,833 shares issued and outstanding and Class B Common Stock 100,000,000 shares authorized, $0.01 par value per share and 638,861 shares issued and outstanding (See Note 24)							1,000						1,000						1,000		1,000
Additional paid-in capital							6,063,000						6,051,000						6,063,000		6,051,000
Treasury stock, at cost; 11,784,813 and 5,778,649 shares at December 31, 2022 and 2021, respectively							(443,000)						(211,000)						(443,000)		(211,000)
Accumulated other comprehensive income (loss)							(3,378,000)						1,360,000						(3,378,000)		1,360,000
Retained earnings (deficit)							6,403,000						440,000						6,403,000		440,000
Total equity							8,646,000						7,641,000						8,646,000		7,641,000
Total liabilities and equity							$ 11,001,000						$ 9,993,000						$ 11,001,000		$ 9,993,000
Treasury stock (in shares)							11,784,813						5,778,649						11,784,813		5,778,649
Revenues
Net investment income																			$ 10,000		$ 0		0
Dividends from subsidiaries																			510,000		0		0
Interest income from subsidiaries																			90,000		90,000		49,000
Total revenues																			610,000		90,000		49,000
Benefits and Expenses
Interest expense																			76,000		15,000		4,000
Operating costs and other expenses																			29,000		53,000		17,000
Total benefits and expenses																			105,000		68,000		21,000
Pretax income (loss)																			505,000		22,000		28,000
Income tax expense (benefit)																			(1,000)		9,000		10,000
Subsidiary equity earnings (loss)																			5,680,000		3,404,000		(1,652,000)
Net income (loss) attributable to Jackson Financial Inc.																			6,186,000		3,417,000		(1,634,000)
Sales, maturities and repayments of:
Debt securities																			0		0		0
Purchases of:
Debt securities																			(445,000)		0		0
Net cash provided by (used in) investing activities																			(445,000)		0		0
Other investing activities																			0		0		0
Cash flows from operating activities:
Net income																			6,186,000		3,417,000		(1,634,000)
Adjustments to reconcile net income to net cash provided by operating activities:
Subsidiary equity earnings																			(5,680,000)		(3,404,000)		1,652,000
Interest expense																			76,000		15,000		4,000
Amortization of discount and premium on investments																			(5,000)		0		0
Other assets and liabilities, net																			4,000		(43,000)		4,000
Net cash provided by (used in) operating activities																			581,000		(15,000)		26,000
Cash flows from financing activities:
Net proceeds from (payments on) borrowings																			(750,000)		740,000		0
Net proceeds from issuance of senior notes																			750,000		1,593,000		0
Debt issuance costs																			(7,000)		(28,000)		0
Dividends on common stock																			(186,000)		(50,000)		0
Capital distribution to subsidiary		$ (600,000)																	0		(1,550,000)		(526,000)
Share-based compensation expense																			0		123,000		0
Purchase of treasury stock																			(321,000)		(211,000)		0
Common stock issuance - Athene																			0		0		500,000
Net cash provided by (used in) financing activities																			(514,000)		617,000		(26,000)
Net increase (decrease) in cash, cash equivalents, and restricted cash																			(378,000)		602,000		0
Cash, cash equivalents, and restricted cash at beginning of period			$ 226,000		$ 604,000						$ 604,000						$ 2,000		604,000		2,000		2,000
Total cash, cash equivalents, and restricted cash at end of period							$ 226,000						$ 604,000						$ 226,000		$ 604,000		$ 2,000
Parent Company | Class A Common Stock
Equity
Common stock, authorized (in shares)							1,000,000,000						900,000,000						1,000,000,000		900,000,000
Common stock, par value (in usd per share)							$ 0.01						$ 0.01						$ 0.01		$ 0.01
Common stock, issued (in shares)							82,690,098						88,046,833						82,690,098		88,046,833
Common stock, outstanding (in shares)							82,690,098						88,046,833						82,690,098		88,046,833
Parent Company | Class B Common Stock
Equity
Common stock, authorized (in shares)													100,000,000								100,000,000
Common stock, par value (in usd per share)													$ 0.01								$ 0.01
Common stock, issued (in shares)													638,861								638,861
Common stock, outstanding (in shares)													638,861								638,861
Parent Company | Term loan due 2023 | Term loan
Liabilities
Long-term debt							$ 0						$ 751,000						$ 0		$ 751,000
Parent Company | Senior Notes
Equity
Unamortized debt issuance costs							20,000						17,000						20,000		17,000
Parent Company | Senior Notes | Senior Notes due 2023
Liabilities
Long-term debt							598,000						596,000						598,000		596,000
Parent Company | Senior Notes | Senior Notes due 2027
Liabilities
Long-term debt							397,000						0						397,000		0
Parent Company | Senior Notes | Senior Notes due 2031
Liabilities
Long-term debt							493,000						495,000						493,000		495,000
Parent Company | Senior Notes | Senior Notes due 2032
Liabilities
Long-term debt							347,000						0						347,000		0
Parent Company | Senior Notes | Senior Notes due 2051
Liabilities
Long-term debt							$ 488,000						$ 490,000						$ 488,000		$ 490,000

[1]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[2]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.
[3]	(1) Recast for the adoption of ASU 2018-12. See Notes 1 and 2 to the Consolidated Financial Statements.